Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	12.24%	0.81%	33.32%	(0.79%)	25.34%	(12.24%)	17.77%	17.83%	(5.93%)	9.12%
Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	12.09%	3.34%	30.11%	(0.33%)	27.50%	(11.35%)	15.95%	12.40%	(3.81%)	10.59%
INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.03%	0.61%	18.98%	0.57%	18.31%	(7.37%)	9.05%	15.71%	3.41%	15.82%
INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	0.30%	52.87%	55.97%	(32.16%)	4.79%	(26.76%)	(8.25%)	24.58%	(29.36%)	(17.25%)
Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.36%	(16.86%)	(2.87%)	36.11%	46.37%	(13.15%)	17.19%	48.74%	(23.14%)	(15.39%)
INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	22.91%	4.32%	36.51%	10.81%	32.05%	(25.29%)	18.28%	18.27%	(8.83%)	7.14%
INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	47.36%	(39.95%)	14.27%	46.06%	35.61%	(0.67%)	34.77%	(1.04%)	6.69%	10.79%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	15.14%	1.35%	35.59%	5.48%	29.88%	(19.71%)	17.10%	18.01%	(10.43%)	6.61%